SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	$ 229,616
Right of use assets, Cost, Balance	1,668,017	$ 229,616
Right of use assets, Balance	(229,616)
Right of use assets, Balance	(1,668,017)	(229,616)
Right of use assets, Net book value	1,668,017	229,616
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	1,455,039
Right of use assets, Cost, Additions	1,587,041
Right of use assets, Cost, Balance	3,042,080	1,455,039
Right of use assets, Balance	(1,455,039)
Right of use assets, Balance	(3,042,080)	(1,455,039)
Right of use assets, Net book value	3,042,080	1,455,039
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	(1,225,423)	(1,082,695)
Accumulated depreciation, Charge for the year	148,640	142,728
Right of use assets, Cost, Balance	(1,374,063)	(1,225,423)
Right of use assets, Balance	1,225,423	1,082,695
Right of use assets, Balance	1,374,063	1,225,423
Right of use assets, Net book value	$ (1,374,063)	$ (1,225,423)